Revenue Analysis and Segment Information (Details) - Schedule of Condensed Consolidated Balance Sheet - USD ($) $ in Thousands		Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
SOS Ltd [Member]
Current assets:
Cash and cash equivalents		$ 19,447				$ 2
Investment securities
Accounts receivable, net							[1]
Other receivables - net		7,203
Amount due from related parties							[2]
Inter-company receivable		128,413				(2)
Inventory							[1]
Intangible assets
Advance payments
Tax recoverable		16					[1]
Assets related to discontinued operation	[1]
Total current assets		155,079			[3]
Operating lease, right-of-use assets
Property equipment and software, net							[2]
Goodwill
Long-term investments
Investment in subsidiaries outside China
Investment in WFOE							[4]
Investment in China SOS							[4]
Assets related to discontinued operation	[1]
Total non-current assets
Total assets		155,079			[3]
Current liabilities:
Accounts payable					[2]		[4]
Amount due to related parties		1,015
Operating lease liability-current
Advance from customers							[1]
Payroll payable							[4]
Tax payable
Other payables		241
Liabilities related to discontinued operation	[1]
Total current liabilities		1,256
Operating lease liability-noncurrent
Liabilities related to discontinued operation	[1]
Total non-current liability							[1]
Total liabilities		1,256
Non-controlling interest							[1]
Shareholders’ equity
Paid up capital		54,301
Additional paid-in capital		177,227					[4]
Statutory Reserve
Retained earnings		(77,705)
Accumulated other comprehensive income (loss)					[2]		[1]
Total Shareholders’ equity		153,823
Total Liabilities and shareholders’ equity		155,079
China SOS Ltd [Member]
Current assets:
Cash and cash equivalents		156,811		41,049		101,210
Investment securities
Accounts receivable, net				16			[5]
Other receivables - net		490		(2,100)		345	[2]
Amount due from related parties		900		8,100		1,000	[4]
Inter-company receivable		22,213		(135,864)		(19,791)
Inventory							[5]
Intangible assets		6,289		117
Advance payments	[2]					300
Tax recoverable				(7)			[5]
Assets related to discontinued operation	[5]
Total current assets		186,703		(84,489)		83,064
Operating lease, right-of-use assets				921
Property equipment and software, net		3,425		7,999		16,373	[4]
Goodwill
Long-term investments
Investment in subsidiaries outside China							[4]
Investment in WFOE		314,335					[1]
Investment in China SOS		(64,794)		64,794		64,794	[1]
Assets related to discontinued operation	[6]
Total non-current assets		252,966		73,714		81,167	[2]
Total assets		439,669		(10,775)		164,231
Current liabilities:
Accounts payable		11,359		406			[1]
Amount due to related parties				19	[2]	18	[2]
Operating lease liability-current				544
Advance from customers							[5]
Payroll payable						1	[1]
Tax payable				2
Other payables		153,976		6,693	[2]	5,093
Liabilities related to discontinued operation	[5]
Total current liabilities		165,335		7,664		5,112
Operating lease liability-noncurrent				377
Liabilities related to discontinued operation	[5]
Total non-current liability				377			[5]
Total liabilities		165,335		8,041		5,112
Non-controlling interest				(841)			[5]
Shareholders’ equity
Paid up capital		387,283		70,950		98,760
Additional paid-in capital							[1]
Statutory Reserve
Retained earnings		(112,949)		(88,925)		60,359
Accumulated other comprehensive income (loss)							[5]
Total Shareholders’ equity		274,334		(17,975)		159,119
Total Liabilities and shareholders’ equity		439,669		(10,775)		164,231
WOFE [Member]
Current assets:
Cash and cash equivalents		859		55,799		49,358
Investment securities
Accounts receivable, net				2,416		19,843	[6]
Other receivables - net				49,054		477	[4]
Amount due from related parties				43,038		30,406	[1]
Inter-company receivable		286,198		(334,805)		(196,737)
Inventory				46,273		60,587	[6]
Intangible assets
Advance payments	[4]					55,653
Tax recoverable				2,534		6,099	[6]
Assets related to discontinued operation	[6]					37,281
Total current assets		287,057		(135,691)		62,967	[2]
Operating lease, right-of-use assets
Property equipment and software, net				92			[1]
Goodwill						72
Long-term investments				19
Investment in subsidiaries outside China							[1]
Investment in WFOE		(314,335)					[5]
Investment in China SOS							[5]
Assets related to discontinued operation	[7]					5,504
Total non-current assets		(314,335)		111		5,576	[4]
Total assets		(27,278)		(135,580)		68,543	[2]
Current liabilities:
Accounts payable				1,069			[5]
Amount due to related parties				1			[4]
Operating lease liability-current
Advance from customers				20,385	[3]	19,309	[6]
Payroll payable				2	[3]		[5]
Tax payable				92
Other payables				(148,929)		23,464	[2]
Liabilities related to discontinued operation	[6]					103,771
Total current liabilities				(127,380)	[2]	145,935	[2],[5]
Operating lease liability-noncurrent
Liabilities related to discontinued operation	[6]					1,918
Total non-current liability						1,918	[6]
Total liabilities				(127,380)	[2]	147,853	[2]
Non-controlling interest				15		200	[6]
Shareholders’ equity
Paid up capital				596	[2]	(94,351)	[2]
Additional paid-in capital				7		10	[5]
Statutory Reserve				59
Retained earnings				(11,518)	[2]	14,831	[2]
Accumulated other comprehensive income (loss)		(27,278)		2,641			[6]
Total Shareholders’ equity		(27,278)		(8,215)	[2]	(79,310)	[2]
Total Liabilities and shareholders’ equity		(27,278)		(135,580)	[2]	68,543	[2]
VIE [Member]
Current assets:
Cash and cash equivalents					[2]		[2]
Investment securities
Accounts receivable, net					[2]		[2],[7]
Other receivables - net					[2]		[1],[2]
Amount due from related parties					[2]		[2],[5]
Inter-company receivable					[2]		[2]
Inventory					[2]		[2],[7]
Intangible assets					[2]
Advance payments	[1],[2]
Tax recoverable					[2]		[2],[7]
Assets related to discontinued operation	[2],[7]
Total current assets					[2]	0	[2],[4]
Operating lease, right-of-use assets					[2]
Property equipment and software, net					[2]		[2],[5]
Goodwill							[2]
Long-term investments	[2]
Investment in subsidiaries outside China	[2]						[5]
Investment in WFOE					[2]	(310,205)	[2],[6]
Investment in China SOS					[2]		[2],[6]
Assets related to discontinued operation	[2],[3]
Total non-current assets					[2]	(310,205)	[1],[2]
Total assets					[2]	(310,205)	[2],[4]
Current liabilities:
Accounts payable					[2]		[2],[6]
Amount due to related parties					[2]		[1],[2]
Operating lease liability-current					[2],[3]
Advance from customers					[2]		[2],[7]
Payroll payable	[2]						[6]
Tax payable					[2],[3]
Other payables					[2]		[2],[4]
Liabilities related to discontinued operation	[2],[7]
Total current liabilities					[2]		[2],[4]
Operating lease liability-noncurrent	[2],[3]
Liabilities related to discontinued operation	[2],[7]
Total non-current liability					[2],[3]		[2],[7]
Total liabilities					[2]		[2],[4]
Non-controlling interest					[2],[3]		[2],[7]
Shareholders’ equity
Paid up capital					[2]	(310,205)	[2],[4]
Additional paid-in capital					[2],[3]		[2],[6]
Statutory Reserve					[2],[3]
Retained earnings					[2]		[2],[4]
Accumulated other comprehensive income (loss)					[2]		[2],[7]
Total Shareholders’ equity					[2]	(310,205)	[2],[4]
Total Liabilities and shareholders’ equity					[2]	(310,205)	[2],[4]
Subsidiaries Outside China [Member]
Current assets:
Cash and cash equivalents		54,990					[4]
Investment securities
Accounts receivable, net		231					[3],[4]
Other receivables - net		2,270					[4],[5]
Amount due from related parties		8,100					[4],[6]
Inter-company receivable		(146,707)				39,179	[4]
Inventory							[3],[4]
Intangible assets		15,107
Advance payments	[4],[5]
Tax recoverable		1					[3],[4]
Assets related to discontinued operation	[3],[4]
Total current assets		(66,008)				39,179	[1],[4]
Operating lease, right-of-use assets		377
Property equipment and software, net		24,557					[4],[6]
Goodwill							[4]
Long-term investments
Investment in subsidiaries outside China						(374,463)	[4],[6]
Investment in WFOE							[4],[7]
Investment in China SOS		64,794					[4],[7]
Assets related to discontinued operation	[4]
Total non-current assets		89,728				(374,463)	[4],[5]
Total assets		23,720				(335,284)	[1],[4]
Current liabilities:
Accounts payable		24,327			[3]		[4],[7]
Amount due to related parties		19					[4],[5]
Operating lease liability-current		377
Advance from customers							[3],[4]
Payroll payable							[4],[7]
Tax payable		2
Other payables		7,161					[1],[4]
Liabilities related to discontinued operation	[3],[4]
Total current liabilities		31,886					[1],[4]
Operating lease liability-noncurrent
Liabilities related to discontinued operation	[3],[4]
Total non-current liability							[3],[4]
Total liabilities		31,886					[1],[4]
Non-controlling interest		(3,619)					[3],[4]
Shareholders’ equity
Paid up capital		70,951				(374,448)	[1],[4]
Additional paid-in capital						39,164	[4],[7]
Statutory Reserve
Retained earnings		(75,498)					[1],[4]
Accumulated other comprehensive income (loss)					[3]		[3],[4]
Total Shareholders’ equity		(4,547)				(335,284)	[1],[4]
Total Liabilities and shareholders’ equity		23,720				(335,284)	[1],[4]
Subsidiaries Inside China [Member]
Current assets:
Cash and cash equivalents		47,070					[1]
Investment securities		307
Accounts receivable, net		578					[1]
Other receivables - net		217,042					[1],[6]
Amount due from related parties		30,582					[1],[7]
Inter-company receivable		(325,302)				3,578	[1]
Inventory		32,875					[1]
Intangible assets
Advance payments	[1],[6]
Tax recoverable		1,262					[1]
Assets related to discontinued operation	[1]
Total current assets		4,414				3,578	[1],[5]
Operating lease, right-of-use assets
Property equipment and software, net		66					[1],[7]
Goodwill		72					[1]
Long-term investments
Investment in subsidiaries outside China							[1],[7]
Investment in WFOE							[1],[3]
Investment in China SOS							[1],[3]
Assets related to discontinued operation	[1]
Total non-current assets		138					[1],[6]
Total assets		4,552				3,578	[1],[5]
Current liabilities:
Accounts payable		1,054					[1],[3]
Amount due to related parties		607			[3]		[1],[6]
Operating lease liability-current
Advance from customers		15,192					[1]
Payroll payable							[1],[3]
Tax payable		75
Other payables		90			[3]	(3,528)	[1],[5]
Liabilities related to discontinued operation	[1]
Total current liabilities		17,018				(3,528)	[1],[5]
Operating lease liability-noncurrent
Liabilities related to discontinued operation	[1]
Total non-current liability							[1]
Total liabilities		17,018				(3,528)	[1],[5]
Non-controlling interest		5					[1]
Shareholders’ equity
Paid up capital		(511,886)				7,106	[1],[6]
Additional paid-in capital		513,953					[1],[3]
Statutory Reserve		161
Retained earnings		(10,520)					[1],[5]
Accumulated other comprehensive income (loss)		(4,179)					[1]
Total Shareholders’ equity		(12,471)				7,106	[1],[5]
Total Liabilities and shareholders’ equity		4,552				3,578	[1],[5]
SOS Ltd Adjustment (a) [Member]
Current assets:
Cash and cash equivalents			[2]				[5]
Investment securities	[2]
Accounts receivable, net			[2]				[5]
Other receivables - net			[2]				[5],[7]
Amount due from related parties			[2]				[3],[5]
Inter-company receivable		35,185	[2]				[5]
Inventory			[2]				[5]
Intangible assets			[2]
Advance payments	[5],[7]
Tax recoverable			[2]				[5]
Assets related to discontinued operation	[5]
Total current assets		35,185	[2]				[5],[6]
Operating lease, right-of-use assets			[2]
Property equipment and software, net			[2]				[3],[5]
Goodwill			[2]				[5]
Long-term investments
Investment in subsidiaries outside China							[3],[5]
Investment in WFOE			[2]
Investment in China SOS			[2]
Assets related to discontinued operation	[5]
Total non-current assets			[2]
Total assets		35,185	[2]			0	[5],[6]
Current liabilities:
Accounts payable			[2]				[5]
Amount due to related parties			[2]				[5],[7]
Operating lease liability-current			[2]
Advance from customers			[2]				[5]
Payroll payable							[5]
Tax payable			[2]
Other payables			[2]				[3],[5]
Liabilities related to discontinued operation	[5]
Total current liabilities			[2]		[3]		[5],[6]
Operating lease liability-noncurrent
Liabilities related to discontinued operation	[5]
Total non-current liability			[2]				[5]
Total liabilities			[2]		[3]		[5],[6]
Non-controlling interest			[2]				[5]
Shareholders’ equity
Paid up capital		16	[2]		[3]
Additional paid-in capital		39,165	[2]				[5]
Statutory Reserve			[2]
Retained earnings			[2]		[3]		[5],[6]
Accumulated other comprehensive income (loss)		(3,996)	[2]				[5]
Total Shareholders’ equity		35,185	[2]		[3]	0	[5],[6]
Total Liabilities and shareholders’ equity		35,185	[2]		[3]	0	[5],[6]
SOS Ltd Adjustment (b) [Member]
Current assets:
Cash and cash equivalents			[4]				[6]
Investment securities	[4]
Accounts receivable, net			[4]				[6]
Other receivables - net			[4]				[3],[6]
Amount due from related parties			[4]				[6]
Inter-company receivable			[4]				[6]
Inventory			[4]				[6]
Intangible assets	[4]
Advance payments	[3],[6]
Tax recoverable			[4]				[6]
Assets related to discontinued operation	[6]
Total current assets			[4]				[6],[7]
Operating lease, right-of-use assets	[4]
Property equipment and software, net			[4]				[6]
Goodwill			[4]				[6]
Investment in subsidiaries outside China	[6]
Investment in WFOE			[4]				[6]
Investment in China SOS			[4]				[6]
Assets related to discontinued operation	[6]
Total non-current assets			[4]				[6],[7]
Total assets			[4]				[6],[7]
Current liabilities:
Accounts payable			[4]				[6]
Amount due to related parties			[4]				[3],[6]
Operating lease liability-current	[4]
Advance from customers			[4]				[6]
Payroll payable	[6]
Tax payable	[4]
Other payables	[4]
Liabilities related to discontinued operation	[6]
Total current liabilities	[4]
Liabilities related to discontinued operation	[6]
Total non-current liability			[4]				[6]
Total liabilities			[4]				[3],[6]
Non-controlling interest			[4]				[6]
Shareholders’ equity
Paid up capital			[4]			(453,082)	[6],[7]
Additional paid-in capital			[4]			514,065	[6]
Statutory Reserve	[4]
Retained earnings			[4]			(65,113)	[6],[7]
Accumulated other comprehensive income (loss)			[4]			4,130	[6]
Total Shareholders’ equity			[4]				[6],[7]
Total Liabilities and shareholders’ equity			[4]				[6],[7]
SOS Ltd. Adjustment(c) [Member]
Current assets:
Cash and cash equivalents			[1]				[7]
Investment securities	[1]
Accounts receivable, net			[1]				[7]
Other receivables - net			[1]				[7]
Amount due from related parties			[1]				[7]
Inter-company receivable			[1]				[7]
Inventory			[1]				[7]
Intangible assets	[1]
Advance payments	[7]
Tax recoverable			[1]				[7]
Assets related to discontinued operation	[7]
Total current assets			[1]				[3],[7]
Operating lease, right-of-use assets	[1]
Property equipment and software, net			[1]				[7]
Goodwill			[1]				[7]
Investment in subsidiaries outside China	[7]
Investment in WFOE			[1]				[7]
Investment in China SOS			[1]			(64,794)	[7]
Assets related to discontinued operation	[7]
Total non-current assets			[1]			(64,794)	[3],[7]
Total assets			[1]			(64,794)	[3],[7]
Current liabilities:
Accounts payable			[1]				[7]
Amount due to related parties			[1]				[7]
Operating lease liability-current	[1]
Advance from customers			[1]				[7]
Payroll payable	[7]
Tax payable	[1]
Other payables	[1]
Liabilities related to discontinued operation	[7]
Total current liabilities	[1]
Liabilities related to discontinued operation	[7]
Total non-current liability			[1]				[7]
Total liabilities	[1]
Non-controlling interest			[1]				[7]
Shareholders’ equity
Paid up capital			[1]			(64,794)	[7]
Additional paid-in capital			[1]				[7]
Statutory Reserve	[1]
Retained earnings			[1]				[3],[7]
Accumulated other comprehensive income (loss)			[1]				[7]
Total Shareholders’ equity			[1]			(64,794)	[3],[7]
Total Liabilities and shareholders’ equity			[1]			(64,794)	[3],[7]
SOS Ltd. Adjustment(d) [Member]
Current assets:
Cash and cash equivalents			[5]				[3]
Investment securities	[5]
Accounts receivable, net			[5]				[3]
Other receivables - net			[5]			(79,391)	[3]
Amount due from related parties			[5]				[3]
Inter-company receivable			[5]				[3]
Inventory			[5]				[3]
Intangible assets	[5]
Advance payments	[3]
Tax recoverable			[5]				[3]
Assets related to discontinued operation	[3]
Total current assets			[5]			(79,391)	[3]
Operating lease, right-of-use assets	[5]
Property equipment and software, net			[5]				[3]
Goodwill			[5]				[3]
Investment in subsidiaries outside China	[3]
Investment in WFOE			[5]				[3]
Investment in China SOS			[5]				[3]
Assets related to discontinued operation	[3]
Total non-current assets			[5]				[3]
Total assets			[5]			(79,391)	[3]
Current liabilities:
Accounts payable			[5]				[3]
Amount due to related parties			[5]				[3]
Operating lease liability-current	[5]
Advance from customers			[5]				[3]
Payroll payable	[3]
Tax payable	[5]
Other payables			[5]				[3]
Liabilities related to discontinued operation	[3]					(79,391)
Total current liabilities			[5]			(79,391)	[3],[7]
Liabilities related to discontinued operation	[3]
Total non-current liability			[5]				[3]
Total liabilities			[5]			(79,391)	[3]
Non-controlling interest			[5]				[3]
Shareholders’ equity
Paid up capital	[5]
Additional paid-in capital			[5]				[3]
Statutory Reserve	[5]
Retained earnings			[5]				[3]
Accumulated other comprehensive income (loss)			[5]				[3]
Total Shareholders’ equity			[5]				[3]
Total Liabilities and shareholders’ equity			[5]			(79,391)	[3]
SOS Ltd. Adjustment(e) [Member]
Current assets:
Cash and cash equivalents			[6]
Investment securities	[6]
Accounts receivable, net			[6]
Other receivables - net			[6]
Amount due from related parties			[6]
Inter-company receivable			[6]			(3,578)
Inventory			[6]
Intangible assets	[6]
Advance payments
Tax recoverable			[6]
Assets related to discontinued operation
Total current assets			[6]			(3,578)
Operating lease, right-of-use assets	[6]
Property equipment and software, net			[6]
Goodwill			[6]
Investment in subsidiaries outside China
Investment in WFOE			[6]
Investment in China SOS			[6]
Assets related to discontinued operation
Total non-current assets			[6]
Total assets			[6]			(3,578)
Current liabilities:
Accounts payable			[6]
Amount due to related parties			[6]
Operating lease liability-current	[6]
Advance from customers			[6]
Payroll payable
Tax payable	[6]
Other payables			[6]
Liabilities related to discontinued operation
Total current liabilities			[6]				[3]
Liabilities related to discontinued operation
Total non-current liability
Total liabilities			[6]
Shareholders’ equity
Non-controlling interest			[6]
Shareholders’ equity
Paid up capital			[6]			(3,578)
Additional paid-in capital			[6]
Statutory Reserve	[6]
Retained earnings			[6]
Accumulated other comprehensive income (loss)			[6]
Total Shareholders’ equity			[6]			(3,578)
Total Liabilities and shareholders’ equity			[6]			(3,578)
SOS Ltd. Adjustment(f) [Member]
Current assets:
Cash and cash equivalents			[7]			327,126
Investment securities	[7]
Accounts receivable, net			[7]			19,843
Other receivables - net			[7]			6,295
Amount due from related parties			[7]			32,306
Inter-company receivable	[7]
Inventory			[7]			60,587
Intangible assets			[7]			14,502
Advance payments						159,468
Tax recoverable			[7]			6,099
Assets related to discontinued operation						37,281
Total current assets			[7]			663,507
Operating lease, right-of-use assets	[7]
Property equipment and software, net			[7]			26,217
Goodwill			[7]			72
Investment in subsidiaries outside China
Investment in WFOE			[7]
Investment in China SOS			[7]
Assets related to discontinued operation						5,504
Total non-current assets			[7]			31,793
Total assets			[7]			695,300
Current liabilities:
Accounts payable			[7]			11,376
Amount due to related parties			[7]			35
Operating lease liability-current	[7]
Advance from customers			[7]			19,309
Payroll payable						1
Tax payable	[7]
Other payables			[7]			5,321
Liabilities related to discontinued operation						23,771
Total current liabilities			[7]			59,813
Liabilities related to discontinued operation						1,918
Total non-current liability						1,918
Total liabilities						61,731
Non-controlling interest			[7]			200
Shareholders’ equity
Paid up capital			[7]			266
Additional paid-in capital			[7]			672,386
Statutory Reserve	[7]
Retained earnings			[7]			(43,413)
Accumulated other comprehensive income (loss)			[7]			4,130
Total Shareholders’ equity			[7]			633,569
Total Liabilities and shareholders’ equity			[7]			695,300
China SOS Ltd Adjustment [Member]
Current assets:
Cash and cash equivalents					[3]
Investment securities
Accounts receivable, net					[3]
Other receivables - net		(147,035)		(902)	[3]
Amount due from related parties					[3]
Inter-company receivable					[3]
Inventory					[3]
Intangible assets					[3]
Tax recoverable					[3]
Total current assets		(147,035)		(902)	[3]
Operating lease, right-of-use assets					[3]
Property equipment and software, net					[3]
Goodwill
Long-term investments	[3]
Investment in subsidiaries outside China	[3]
Investment in WFOE					[3]
Investment in China SOS					[3]
Total non-current assets					[3]
Total assets		(147,035)		(902)	[3]
Current liabilities:
Accounts payable					[3]
Amount due to related parties					[3]
Operating lease liability-current					[3]
Advance from customers					[3]
Payroll payable	[3]
Tax payable					[3]
Other payables		(153,976)		(902)	[3]
Total current liabilities		(153,976)		(902)	[3]
Operating lease liability-noncurrent	[3]
Total non-current liability					[3]
Total liabilities		(153,976)		(902)	[3]
Non-controlling interest					[3]
Shareholders’ equity
Paid up capital					[3]
Additional paid-in capital				513,945	[3]
Statutory Reserve				(513,945)	[3]
Retained earnings					[3]
Accumulated other comprehensive income (loss)		6,941			[3]
Total Shareholders’ equity		6,941			[3]
Total Liabilities and shareholders’ equity		(147,035)		(902)	[3]
WOFE Adjustment [Member]
Current assets:
Cash and cash equivalents
Investment securities
Accounts receivable, net
Other receivables - net
Amount due from related parties
Inter-company receivable
Inventory
Intangible assets
Tax recoverable
Total current assets
Operating lease, right-of-use assets
Property equipment and software, net
Goodwill
Long-term investments
Investment in subsidiaries outside China
Investment in WFOE
Investment in China SOS
Total non-current assets
Total assets
Current liabilities:
Accounts payable
Amount due to related parties
Operating lease liability-current
Advance from customers
Payroll payable
Tax payable
Other payables
Total current liabilities
Operating lease liability-noncurrent
Total non-current liability
Total liabilities
Non-controlling interest
Shareholders’ equity
Paid up capital
Additional paid-in capital
Statutory Reserve
Retained earnings
Accumulated other comprehensive income (loss)
Total Shareholders’ equity
Total Liabilities and shareholders’ equity
VIE Adjustment [Member]
Current assets:
Cash and cash equivalents
Investment securities
Accounts receivable, net
Other receivables - net
Amount due from related parties
Inter-company receivable
Inventory
Intangible assets
Tax recoverable
Total current assets
Operating lease, right-of-use assets
Property equipment and software, net
Goodwill
Long-term investments
Investment in subsidiaries outside China
Investment in WFOE
Investment in China SOS
Total non-current assets
Total assets
Current liabilities:
Accounts payable
Amount due to related parties
Operating lease liability-current
Advance from customers
Payroll payable
Tax payable
Other payables
Total current liabilities
Operating lease liability-noncurrent
Total non-current liability
Total liabilities
Non-controlling interest
Shareholders’ equity
Paid up capital
Additional paid-in capital
Statutory Reserve
Retained earnings
Accumulated other comprehensive income (loss)
Total Shareholders’ equity
Total Liabilities and shareholders’ equity
Inter-company Elimination [Member]
Current assets:
Cash and cash equivalents		279,177		259,492
Investment securities		307
Accounts receivable, net		809		2,432
Other receivables - net		79,970		55,004
Amount due from related parties		39,582		69,038
Inter-company receivable
Inventory		32,875		46,273
Intangible assets		21,396		6,406
Tax recoverable		1,279		2,543
Total current assets		455,395		441,188
Operating lease, right-of-use assets		377		921
Property equipment and software, net		28,048		12,553
Goodwill		72		72
Long-term investments
Investment in subsidiaries outside China
Investment in WFOE
Investment in China SOS
Total non-current assets		28,497		13,546
Total assets		483,892		454,734
Current liabilities:
Accounts payable		36,740		12,834
Amount due to related parties		1,641		643
Operating lease liability-current		377		544
Advance from customers		15,192		20,385
Payroll payable				2
Tax payable		77		94
Other payables		7,492		11,079
Total current liabilities		61,519		45,581
Operating lease liability-noncurrent				377
Total non-current liability				377
Total liabilities		61,519		45,958
Non-controlling interest		(3,614)		(826)
Shareholders’ equity
Paid up capital		665		374
Additional paid-in capital		730,345		705,488
Statutory Reserve		161		59
Retained earnings		(276,672)		(272,920)
Accumulated other comprehensive income (loss)		(28,512)		(23,399)
Total Shareholders’ equity		425,987		409,602
Total Liabilities and shareholders’ equity		$ 483,892		454,734
Subsidiaries Outside China Adjustment [Member]
Current assets:
Cash and cash equivalents				7,193		12,301
Accounts receivable, net
Other receivables - net				(4,741)		67,962
Amount due from related parties				17,000
Inter-company receivable				151,010		19,791
Inventory
Intangible assets						14,502
Advance payments						6,400
Tax recoverable				16	[3]
Assets related to discontinued operation
Total current assets				179,960		120,956
Operating lease, right-of-use assets
Property equipment and software, net					[3]
Goodwill				72
Long-term investments				(19)
Investment in subsidiaries outside China						374,463
Investment in WFOE				(314,335)
Investment in China SOS				(64,794)
Assets related to discontinued operation
Total non-current assets				(379,076)		374,463
Total assets				(199,116)		495,419
Current liabilities:
Accounts payable
Amount due to related parties				622		15
Operating lease liability-current
Advance from customers
Payroll payable
Tax payable
Other payables				241		5,141
Liabilities related to discontinued operation
Total current liabilities				863		5,156
Operating lease liability-noncurrent
Liabilities related to discontinued operation
Total non-current liability
Total liabilities				863		5,156
Non-controlling interest
Shareholders’ equity
Paid up capital				(818,741)		427,236
Additional paid-in capital				191,536		119,147
Statutory Reserve				513,945
Retained earnings				(60,680)		(56,120)
Accumulated other comprehensive income (loss)				(26,039)
Total Shareholders’ equity				(199,979)		490,263
Total Liabilities and shareholders’ equity				(199,116)		495,419
Subsidiaries Inside China Adjustment [Member]
Current assets:
Cash and cash equivalents				154,568		160,091
Accounts receivable, net							[2]
Other receivables - net						16,902
Amount due from related parties				900	[3]	900
Inter-company receivable				24,989	[3]	(153,855)
Inventory							[2]
Intangible assets				6,289
Advance payments						97,115
Tax recoverable							[2]
Assets related to discontinued operation	[2]
Total current assets				186,746		121,153
Operating lease, right-of-use assets
Property equipment and software, net				4,462		9,844
Goodwill
Long-term investments
Investment in subsidiaries outside China
Investment in WFOE				314,335		310,205
Investment in China SOS
Assets related to discontinued operation	[2]
Total non-current assets				318,797		320,049
Total assets				505,543		441,202
Current liabilities:
Accounts payable				11,359		11,376
Amount due to related parties
Operating lease liability-current
Advance from customers	[2]
Payroll payable					[2]
Tax payable
Other payables				153,976		(24,896)
Liabilities related to discontinued operation	[2]
Total current liabilities				165,335		(13,520)
Operating lease liability-noncurrent
Liabilities related to discontinued operation	[2]
Total non-current liability							[2]
Total liabilities				165,335	[2]	(13,520)
Non-controlling interest							[2]
Shareholders’ equity
Paid up capital				452,078		452,076
Additional paid-in capital
Statutory Reserve
Retained earnings				(111,870)		2,646
Accumulated other comprehensive income (loss)							[2]
Total Shareholders’ equity				340,208		454,722
Total Liabilities and shareholders’ equity				505,543		441,202
SOS Ltd. Consolidated Total [Member]
Current assets:
Cash and cash equivalents				883	[3]	4,164
Accounts receivable, net							[4]
Other receivables - net				11	[3]
Amount due from related parties
Inter-company receivable				294,670		311,415
Inventory							[4]
Intangible assets
Advance payments
Tax recoverable							[4]
Assets related to discontinued operation	[4]
Total current assets				295,564		315,579
Operating lease, right-of-use assets
Property equipment and software, net
Goodwill
Long-term investments
Investment in subsidiaries outside China							[2]
Investment in WFOE							[2]
Investment in China SOS							[2]
Assets related to discontinued operation	[4]
Total non-current assets					[3]
Total assets				295,564		315,579
Current liabilities:
Accounts payable							[2]
Amount due to related parties				1		2
Operating lease liability-current	[2]
Advance from customers							[4]
Payroll payable							[2]
Tax payable	[2]
Other payables						47
Liabilities related to discontinued operation	[4]
Total current liabilities				1		49
Operating lease liability-noncurrent	[2]
Liabilities related to discontinued operation	[4]
Total non-current liability					[2]		[4]
Total liabilities				1		49
Non-controlling interest					[2]		[4]
Shareholders’ equity
Paid up capital				295,491		315,546
Additional paid-in capital	[2]
Statutory Reserve	[2]
Retained earnings				73		(16)
Accumulated other comprehensive income (loss)				(1)			[4]
Total Shareholders’ equity				295,563		315,531
Total Liabilities and shareholders’ equity				$ 295,564		$ 315,579

[1]	This entry is to eliminate SOS’s investment in China SOS against China SOS’s paid-up capital, additional paid-up capital and retained earning if any;
[2]	SOS placed private equity from a number of investors, SOSINT received it on behalf of SOS. This entry represents that SOS is to pick it up by increasing paid-up
[3]	This entry represents an inter-company elimination entry between SOS and SOSNY.
[4]	This entry is to eliminate China SOS’s investment in WFOE against WFOE’s paid-up capital, additional paid-up capital and retained earning if any;
[5]	China SOS received financing net of issuance expenses on behalf of SOS. This entry is to increase SOS’s paid-up capital
[6]	This entry is to re-classify paid-up capital to additional capital by Register of members reconciliation table and re-classify between retained earnings and additional paid-up capital;
[7]	This entry is to eliminate SOSNY’s investment in China SOS against China SOS’s paid-up capital, additional paid-up capital and retained earning if any;